LEASE OBLIGATIONS	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Lease Obligations
LEASE OBLIGATIONS

NOTE 10: LEASE OBLIGATIONS

Rent is classified by function on the consolidated statements of operations either as general and administrative, sales and marketing, or cost of revenue.

The Company determines whether an arrangement is or contains a lease at inception by evaluating potential lease agreements including services and operating agreements to determine whether an identified asset exists that the Company controls over the term of the arrangement. Lease commencement is determined to be when the lessor provides access to, and the right to control, the identified asset.

The rental payments for the Company’s leases are typically structured as either fixed or variable payments. Fixed rent payments include stated minimum rent and stated minimum rent with stated increases. The Company considers lease payments that cannot be predicted with reasonable certainty upon lease commencement to be variable lease payments, which are recorded as incurred each period and are excluded from the calculation of lease liabilities.

Management uses judgment in determining lease classification, including determination of the economic life and the fair market value of the identified asset. The fair market value of the identified asset is generally estimated based on comparable market data provided by third-party sources.

In January 2023, the Company entered into a lease agreement extension for its corporate office and distribution center in Vernon, California that expires on January 31, 2025. The lease has monthly base rent payments of $12,000. The Company recognized a right of use asset of $31,597 and lease liability of $170,002 using a discount rate of 10.0%.

In September 2023, the Company entered into a lease agreement extension for a showroom space in Los Angeles, California that commences in March 2023 which expired in September 2024. The lease had a monthly base rent of $25,000. The Company initially recognized a right of use asset of $658,091 and lease liability of $1,040,812 using a discount rate of 10.0%.

In April 2024, the Company entered into a lease agreement extension for a retail outlet space in Allen, Texas that commences in April 2024 and expires in April 2027. The lease has a monthly base rent of $13,261. The Company recognized a right of use asset of $425,634 and lease liability of $425,634, using a discount rate of 10.0%.

The following is a summary of operating lease assets and liabilities:

	September 30,	December 31,
Operating leases	2024	2023

Assets
ROU operating lease assets	$365,246	$689,688

Liabilities
Current portion of operating lease	899,726	1,210,814
Non Current portion of lease liability	313,723	-
Total operating lease liabilities	$1,213,449	$1,210,814

Operating leases	September 30, 2024	December 31, 2023

Weighted average remaining lease term (years)	0.75	1.00
Weighted average discount rate	10.00%	10.00%

September 30, 2024
Future minimum payments	$1,282,975
Less imputed interest	(69,526)
Total lease obligations	$1,213,449

NOTE 12: LEASE OBLIGATIONS

Rent is classified by function on the consolidated statements of operations either as general and administrative, sales and marketing, or cost of revenue.

The Company determines whether an arrangement is or contains a lease at inception by evaluating potential lease agreements including services and operating agreements to determine whether an identified asset exists that the Company controls over the term of the arrangement. Lease commencement is determined to be when the lessor provides access to, and the right to control, the identified asset.

The rental payments for the Company’s leases are typically structured as either fixed or variable payments. Fixed rent payments include stated minimum rent and stated minimum rent with stated increases. The Company considers lease payments that cannot be predicted with reasonable certainty upon lease commencement to be variable lease payments, which are recorded as incurred each period and are excluded from the calculation of lease liabilities.

Management uses judgment in determining lease classification, including determination of the economic life and the fair market value of the identified asset. The fair market value of the identified asset is generally estimated based on comparable market data provided by third-party sources.

In January 2023, the Company entered into a lease agreement extension for its corporate office and distribution center in Vernon, California that expires on January 31, 2025. The lease has monthly base rent payments of $12,000. The Company recognized a right of use asset of $31,597 and lease liability of $170,002 using a discount rate of 10.0%.

In September 2023, the Company entered into a lease agreement extension for a showroom space in Los Angeles, California that commences in March 2023 and expires in September 2024. The lease has a monthly base rent of $25,000. The Company recognized a right of use asset of $658,091 and lease liability of $1,040,812 using a discount rate of 10.0%.

The following is a summary of operating lease assets and liabilities:

	December 31,
Operating leases	2023	2022
Assets
ROU operating lease assets	$689,688	$102,349

Liabilities
Current portion of operating lease	1,210,814	102,349
Total operating lease liabilities	$1,210,814	$102,349

	December 31,
Operating leases	2023	2022
Weighted average remaining lease term (years)	1.00	1.00
Weighted average discount rate	10.00%	6.00%

December 31, 2023
Future minimum payments - 2024	$1,268,230
Less imputed interest	(57,416)
Total lease obligations	$1,210,814